UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 64.5%
Consumer Discretionary 9.6%
AMC Entertainment, Inc., 8.0%, 3/1/2014	625,000	564,062
American Achievement Corp., 144A, 8.25%, 4/1/2012	110,000	107,800
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	210,578	200,576
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017 (b)	255,000	182,325
8.0%, 3/15/2014 (b)	165,000	128,700
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	315,000	280,350
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	135,000	97,538
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	125,000	125,625
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	205,000	159,900

Carrols Corp., 9.0%, 1/15/2013		130,000	109,850
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		880,000	924,000
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	100,000	117,364
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		275,000	268,125
Series B, 7.625%, 4/1/2011		225,000	226,125
Series B, 8.125%, 7/15/2009		985,000	998,544
Series B, 8.125%, 8/15/2009		485,000	492,275
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)		80,000	76,800
DirecTV Holdings LLC, 144A, 7.625%, 5/15/2016		745,000	743,137
Dollarama Group LP, 8.883% ***, 8/15/2012 (c)		216,000	200,880
EchoStar DBS Corp.:
6.375%, 10/1/2011		365,000	356,787
6.625%, 10/1/2014		355,000	326,600
7.125%, 2/1/2016		345,000	317,400
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		290,000	137,025
General Motors Corp.:
7.4%, 9/1/2025		150,000	67,500
8.375%, 7/15/2033		410,000	202,950
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	207,350
Group 1 Automotive, Inc., 8.25%, 8/15/2013		125,000	113,750
Hertz Corp., 8.875%, 1/1/2014		770,000	720,912
Idearc, Inc., 8.0%, 11/15/2016		625,000	282,813
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		160,000	127,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		250,000	178,750
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)		490,000	503,475
Lamar Media Corp., Series C, 6.625%, 8/15/2015		170,000	150,663
Liberty Media LLC:
5.7%, 5/15/2013 (b)		35,000	30,866
8.25%, 2/1/2030		320,000	270,444
8.5%, 7/15/2029 (b)		420,000	358,125
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		110,000	110,000
MGM MIRAGE:
6.0%, 10/1/2009		185,000	181,300
6.625%, 7/15/2015		170,000	135,575
6.75%, 9/1/2012		350,000	301,000
8.375%, 2/1/2011 (b)		265,000	240,488
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		345,000	335,513
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		680,000	605,200
Penske Automotive Group, Inc., 7.75%, 12/15/2016		560,000	454,300
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		260,000	256,750
Quebecor Media, Inc., 7.75%, 3/15/2016		170,000	159,800
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		205,000	92,250
Quiksilver, Inc., 6.875%, 4/15/2015 (b)		320,000	256,800
Reader's Digest Association, Inc., 9.0%, 2/15/2017		185,000	109,613
Sabre Holdings Corp., 8.35%, 3/15/2016		225,000	153,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		290,000	232,000
Shaw Communications, Inc., 8.25%, 4/11/2010		810,000	831,262
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		210,000	170,625
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		820,000	516,600
7.875%, 1/15/2014		95,000	75,525
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		246,000	240,465
Sirius XM Radio, Inc., 9.625%, 8/1/2013 (b)		585,000	457,762
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		250,000	192,500
Time Warner, Inc., 9.125%, 1/15/2013		985,000	1,075,043

Travelport LLC:
7.307% ***, 9/1/2014		185,000	145,688
9.875%, 9/1/2014		220,000	179,850
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		220,000	100,650
United Components, Inc., 9.375%, 6/15/2013		45,000	40,050
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	615,000	850,357
144A, 10.375%, 2/15/2015		165,000	159,225
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		220,000	157,300
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	255,000	342,299
144A, 8.0%, 11/1/2016	EUR	120,000	154,920
Videotron Ltd., 144A, 9.125%, 4/15/2018		175,000	183,969
Vitro SAB de CV:
9.125%, 2/1/2017		770,000	596,750
11.75%, 11/1/2013		100,000	93,250
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,245,000	407,737

			20,952,002
Consumer Staples 2.1%
Alliance One International, Inc., 8.5%, 5/15/2012		125,000	117,187
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	69,293
9.0%, 4/15/2031		585,000	678,360
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		240,000	208,500
Harry & David Operations Corp., 7.682% ***, 3/1/2012		195,000	122,850
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	750,750
Smithfield Foods, Inc., 7.75%, 7/1/2017		185,000	165,575
Tyson Foods, Inc., 8.25%, 10/1/2011		465,000	470,301
Viskase Companies, Inc., 11.5%, 6/15/2011		2,430,000	1,968,300

			4,551,116
Energy 10.6%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		610,000	613,050
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,190,475
Bristow Group, Inc., 7.5%, 9/15/2017		280,000	268,800
Chaparral Energy, Inc.:
8.5%, 12/1/2015		385,000	334,950
8.875%, 2/1/2017		255,000	221,213
Chesapeake Energy Corp.:
6.25%, 1/15/2018		160,000	146,400
6.875%, 1/15/2016		940,000	902,400
7.25%, 12/15/2018		495,000	482,625
7.5%, 6/15/2014 (b)		120,000	120,600
Cimarex Energy Co., 7.125%, 5/1/2017		195,000	190,125
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	651,698
Delta Petroleum Corp., 7.0%, 4/1/2015		550,000	431,750
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		75,000	73,875
8.375%, 5/1/2016		500,000	489,375
El Paso Corp.:
7.25%, 6/1/2018		400,000	393,000
9.625%, 5/15/2012		165,000	176,259
Energy Transfer Partners, LP, 6.0%, 7/1/2013		750,000	757,103
EXCO Resources, Inc., 7.25%, 1/15/2011		383,000	379,170
Forest Oil Corp., 144A, 7.25%, 6/15/2019		155,000	142,600
Frontier Oil Corp., 6.625%, 10/1/2011 (b)		160,000	155,600

GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022	1,285,000	1,088,909
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	740,000	743,474
KCS Energy, Inc., 7.125%, 4/1/2012	1,335,000	1,261,575
Mariner Energy, Inc.:
7.5%, 4/15/2013	245,000	229,075
8.0%, 5/15/2017	270,000	247,050
Newfield Exploration Co., 7.125%, 5/15/2018	455,000	428,837
OPTI Canada, Inc.:
7.875%, 12/15/2014	330,000	326,287
8.25%, 12/15/2014	830,000	828,962
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018	770,000	756,490
Petrobras International Finance Co., 5.875%, 3/1/2018	470,000	458,700
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	290,000	270,425
9.125%, 7/15/2013	250,000	248,750
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	620,000	757,789
Plains Exploration & Production Co.:
7.0%, 3/15/2017	235,000	211,500
7.625%, 6/1/2018	530,000	499,525
Quicksilver Resources, Inc., 7.125%, 4/1/2016	640,000	556,800
Range Resources Corp., 7.25%, 5/1/2018	50,000	48,500
Sabine Pass LNG LP, 7.5%, 11/30/2016	770,000	673,750
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	205,000	192,188
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	320,000	327,200
Stallion Oilfield Services Ltd., 144A, 9.75%, 2/1/2015	255,000	189,975
Stone Energy Corp.:
6.75%, 12/15/2014	525,000	448,875
8.25%, 12/15/2011 (b)	770,000	746,900
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	180,000	184,380
Tesoro Corp., 6.5%, 6/1/2017	330,000	276,375
Whiting Petroleum Corp.:
7.0%, 2/1/2014	260,000	247,000
7.25%, 5/1/2012	505,000	487,325
7.25%, 5/1/2013	110,000	105,600
Williams Companies, Inc.:
8.125%, 3/15/2012	870,000	924,375
8.75%, 3/15/2032	1,020,000	1,147,500
Williams Partners LP, 7.25%, 2/1/2017	175,000	175,438

		23,210,597
Financials 7.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	640,000	614,400
Ashton Woods USA LLC, 9.5%, 10/1/2015	625,000	343,750
Bank of America Corp., 5.75%, 12/1/2017	630,000	587,703
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (b)	670,000	671,901
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	125,000	70,000
Citigroup, Inc., 6.5%, 8/19/2013 (b)	1,055,000	1,056,151
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	916,700	1,008,370
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	1,635,000	1,252,477
7.375%, 10/28/2009	1,600,000	1,487,078
7.875%, 6/15/2010	805,000	693,933
General Electric Capital Corp., 5.625%, 5/1/2018 (b)	705,000	685,416
GMAC LLC, 6.875%, 9/15/2011	3,680,000	2,283,587
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	505,000	508,787
8.875%, 4/1/2015 (PIK) (b)	350,000	349,125

9.75%, 4/1/2017	590,000	578,200
Hexion US Finance Corp., 9.75%, 11/15/2014	130,000	108,225
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	725,000	738,594
iPayment, Inc., 9.75%, 5/15/2014	225,000	188,438
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	550,000	532,398
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	200,000	148,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	345,000	219,937
NiSource Finance Corp., 6.15%, 3/1/2013	740,000	735,000
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	280,000	279,650
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	45,000	47,869
Sprint Capital Corp.:
7.625%, 1/30/2011	275,000	275,000
8.375%, 3/15/2012	110,000	110,825
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	730,000	233,600
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	256,301	197,352
Universal City Development Partners, 11.75%, 4/1/2010	840,000	850,500

		16,856,266
Health Care 3.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	585,000	523,575
Boston Scientific Corp., 6.0%, 6/15/2011	310,000	307,675
Community Health Systems, Inc., 8.875%, 7/15/2015	2,230,000	2,252,300
HCA, Inc.:
9.125%, 11/15/2014	325,000	333,937
9.25%, 11/15/2016	1,015,000	1,044,181
9.625%, 11/15/2016 (PIK)	340,000	342,975
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	180,000	193,500
IASIS Healthcare LLC, 8.75%, 6/15/2014	275,000	275,688
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	250,000	242,500
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	245,000	213,150
The Cooper Companies, Inc., 7.125%, 2/15/2015	360,000	345,600
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	295,000	264,763
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014 (b)	675,000	663,187

		7,003,031
Industrials 6.8%
Actuant Corp., 6.875%, 6/15/2017	180,000	176,400
Allied Security Escrow Corp., 11.375%, 7/15/2011	290,000	306,312
Allied Waste North America, Inc., 6.5%, 11/15/2010 (b)	340,000	341,700
American Color Graphics, Inc., 10.0%, 6/15/2010 **	370,000	66,600
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (d)	22,200	0
ARAMARK Corp.:
6.301% ***, 2/1/2015	290,000	269,700
8.5%, 2/1/2015	110,000	110,825
Baldor Electric Co., 8.625%, 2/15/2017 (b)	220,000	222,750
BE Aerospace, Inc., 8.5%, 7/1/2018	560,000	583,800
Belden, Inc., 7.0%, 3/15/2017	185,000	174,825
Bombardier, Inc., 144A, 6.75%, 5/1/2012	810,000	805,950
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	555,000	505,050
Building Materials Corp. of America, 7.75%, 8/1/2014	290,000	239,250
Cenveo Corp., 144A, 10.5%, 8/15/2016	240,000	234,600
Congoleum Corp., 8.625%, 8/1/2008 **	395,000	296,250
DRS Technologies, Inc.:
6.625%, 2/1/2016	155,000	159,650
6.875%, 11/1/2013	865,000	875,812
7.625%, 2/1/2018	715,000	752,537

Education Management LLC, 8.75%, 6/1/2014		200,000	182,250
Esco Corp.:
144A, 6.651% ***, 12/15/2013		275,000	258,500
144A, 8.625%, 12/15/2013		570,000	572,850
General Cable Corp.:
5.166% ***, 4/1/2015		290,000	250,850
7.125%, 4/1/2017 (b)		230,000	218,500
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		135,000	115,088
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		185,000	171,588
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		200,000	157,000
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		790,000	537,200
144A, 11.5%, 5/1/2013		50,000	51,063
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		590,000	575,250
7.625%, 12/1/2013 (b)		460,000	450,800
9.375%, 5/1/2012		725,000	757,625
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		300,000	303,375
8.0%, 6/1/2015		455,000	465,237
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014		300,000	285,000
Moog, Inc., 144A, 7.25%, 6/15/2018		100,000	98,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)		300,000	286,500
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		175,000	159,250
R.H. Donnelley Corp., 8.875%, 10/15/2017		805,000	414,575
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		195,000	190,125
Seitel, Inc., 9.75%, 2/15/2014		150,000	133,125
Titan International, Inc., 8.0%, 1/15/2012		795,000	787,050
TransDigm, Inc., 7.75%, 7/15/2014		200,000	194,500
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)		460,000	410,550
7.0%, 2/15/2014		580,000	437,900
US Concrete, Inc., 8.375%, 4/1/2014		235,000	195,050
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		130,000	119,925

			14,900,737
Information Technology 2.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015		370,000	253,450
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		760,000	615,600
L-3 Communications Corp.:
5.875%, 1/15/2015		690,000	650,325
Series B, 6.375%, 10/15/2015		650,000	622,375
7.625%, 6/15/2012		1,380,000	1,404,150
Lucent Technologies, Inc., 6.45%, 3/15/2029		800,000	556,000
MasTec, Inc., 7.625%, 2/1/2017		430,000	367,650
NXP BV, 7.713% ***, 10/15/2013	EUR	345,000	387,191
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		105,000	103,950
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		420,000	374,850
SunGard Data Systems, Inc., 10.25%, 8/15/2015		535,000	539,013
Vangent, Inc., 9.625%, 2/15/2015		160,000	136,000

			6,010,554
Materials 7.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)		105,000	96,075
ARCO Chemical Co., 9.8%, 2/1/2020		1,685,000	1,221,625
Cascades, Inc., 7.25%, 2/15/2013		614,000	518,830
Chemtura Corp., 6.875%, 6/1/2016		500,000	422,500

Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		290,000	240,700
CPG International I, Inc., 10.5%, 7/1/2013		445,000	342,650
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	601,087
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		1,320,000	1,386,000
8.375%, 4/1/2017		1,843,000	1,953,580
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		394,817	295,619
144A, 10.698% ***, 12/31/2009		658,000	492,678
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		155,000	143,763
9.5%, 12/1/2011		170,000	172,550
Hexcel Corp., 6.75%, 2/1/2015		915,000	887,550
Huntsman LLC, 11.625%, 10/15/2010		855,000	884,925
Innophos, Inc., 8.875%, 8/15/2014		110,000	112,750
Jefferson Smurfit Corp., 8.25%, 10/1/2012		520,000	452,400
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		605,000	538,450
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		160,000	144,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	67,100
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		600,000	541,500
NewMarket Corp., 7.125%, 12/15/2016		495,000	480,150
NewPage Corp., 10.0%, 5/1/2012		410,000	397,700
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	210,000	283,434
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	113
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	200,000	268,470
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		435,000	348,000
8.375%, 7/1/2012		200,000	175,500
Steel Dynamics, Inc.:
6.75%, 4/1/2015		190,000	177,175
7.375%, 11/1/2012		80,000	79,200
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		475,000	461,938
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,450,000	1,499,491
Witco Corp., 6.875%, 2/1/2026		170,000	108,800
Wolverine Tube, Inc., 10.5%, 4/1/2009		305,000	280,600

			16,077,303
Telecommunication Services 6.9%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK)	EUR	207,504	147,533
Centennial Communications Corp.:
10.0%, 1/1/2013		175,000	182,000
10.125%, 6/15/2013		830,000	865,275
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		465,000	446,981
8.375%, 1/15/2014 (b)		240,000	227,100
Cricket Communications, Inc.:
9.375%, 11/1/2014		480,000	475,800
144A, 10.0%, 7/15/2015		495,000	497,475
Embratel, Series B, 11.0%, 12/15/2008		165,000	168,094
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		96,164	85,586
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	200,000	259,668
Intelsat Corp.:
144A, 9.25%, 8/15/2014		100,000	99,750
144A, 9.25%, 6/15/2016		1,350,000	1,336,500
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		590,000	583,362
iPCS, Inc., 4.926% ***, 5/1/2013		115,000	102,063
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		610,000	604,662

Millicom International Cellular SA, 10.0%, 12/1/2013		2,020,000	2,131,100
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		360,000	333,900
144A, 10.75%, 7/15/2016		320,000	296,000
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		285,000	261,117
Qwest Corp.:
7.25%, 9/15/2025		75,000	60,375
7.875%, 9/1/2011		775,000	769,187
8.875%, 3/15/2012		145,000	146,088
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	725,064
Rural Cellular Corp., 9.875%, 2/1/2010		650,000	666,250
Sprint Nextel Corp., 6.0%, 12/1/2016		235,000	214,438
Stratos Global Corp., 9.875%, 2/15/2013		140,000	145,600
Telesat Canada, 144A, 11.0%, 11/1/2015		605,000	556,600
US Unwired, Inc., Series B, 10.0%, 6/15/2012		385,000	404,250
Verizon Communications, Inc., 5.5%, 2/15/2018		740,000	707,727
Virgin Media Finance PLC:
8.75%, 4/15/2014		560,000	534,800
8.75%, 4/15/2014	EUR	340,000	451,411
West Corp., 9.5%, 10/15/2014		245,000	208,863
Windstream Corp., 7.0%, 3/15/2019		340,000	297,500

			14,992,119
Utilities 7.4%
AES Corp.:
8.0%, 10/15/2017		550,000	541,750
144A, 8.0%, 6/1/2020		470,000	450,025
144A, 8.75%, 5/15/2013		1,514,000	1,566,990
9.5%, 6/1/2009		405,000	414,112
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		2,115,000	2,220,750
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	483,424
CMS Energy Corp., 8.5%, 4/15/2011 (b)		1,200,000	1,261,933
Edison Mission Energy, 7.0%, 5/15/2017		590,000	564,925
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		650,000	665,437
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,815,000	1,751,475
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	185,463
Knight, Inc., 6.5%, 9/1/2012		210,000	207,900
Mirant Americas Generation LLC, 8.3%, 5/1/2011		750,000	765,000
Mirant North America LLC, 7.375%, 12/31/2013		145,000	143,913
NRG Energy, Inc.:
7.25%, 2/1/2014		530,000	522,712
7.375%, 2/1/2016		385,000	380,188
Oncor Electric Delivery Co., 7.0%, 9/1/2022		165,000	162,575
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,275,000	1,377,000
Regency Energy Partners LP, 8.375%, 12/15/2013		320,000	326,400
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		565,000	545,225
Sierra Pacific Resources:
6.75%, 8/15/2017		535,000	520,523
8.625%, 3/15/2014		108,000	112,957
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		950,000	947,625

			16,118,302

Total Corporate Bonds (Cost $151,476,913)			140,672,027
Government & Agency Obligations 48.4%
Sovereign Bonds
Dominican Republic:

144A, 8.625%, 4/20/2027		460,000	427,800
Series REG S, 9.5%, 9/27/2011		1,002,883	1,022,941
Federative Republic of Brazil:
6.0%, 1/17/2017		8,535,000	8,739,840
7.125%, 1/20/2037		2,095,000	2,332,782
7.875%, 3/7/2015		1,980,000	2,249,478
8.75%, 2/4/2025		1,685,000	2,106,250
8.875%, 10/14/2019		2,415,000	2,997,015
11.0%, 8/17/2040 (b)		4,565,000	6,030,365
12.5%, 1/5/2016	BRL	2,070,000	1,308,742
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		1,685,000	1,617,280
Republic of Argentina:
3.127% ***, 8/3/2012 (PIK)		3,185,000	2,527,893
5.83%, 12/31/2033 (PIK)	ARS	749	228
Republic of Colombia:
7.375%, 1/27/2017 (b)		1,035,000	1,138,500
8.25%, 12/22/2014		690,000	786,600
10.0%, 1/23/2012		2,375,000	2,755,000
10.75%, 1/15/2013		780,000	944,580
Republic of El Salvador, 144A, 7.65%, 6/15/2035		3,780,000	3,893,400
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	174,125
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,615,000	2,628,075
Republic of Panama:
7.125%, 1/29/2026		2,005,000	2,145,350
9.375%, 1/16/2023		2,610,000	3,314,700
Republic of Peru, 7.35%, 7/21/2025 (b)		7,395,000	8,282,400
Republic of Philippines:
7.75%, 1/14/2031 (b)		610,000	667,950
8.0%, 1/15/2016		3,860,000	4,255,650
8.375%, 2/15/2011		780,000	827,814
9.375%, 1/18/2017		1,535,000	1,834,325
Republic of South Africa, 6.5%, 6/2/2014		7,040,000	7,233,600
Republic of Turkey:
7.0%, 9/26/2016		3,170,000	3,245,287
7.25%, 3/15/2015		665,000	691,600
11.75%, 6/15/2010		4,495,000	5,034,400
Republic of Uruguay:
7.625%, 3/21/2036		615,000	622,688
8.0%, 11/18/2022		1,395,000	1,485,675
9.25%, 5/17/2017		1,825,000	2,144,375
Republic of Venezuela, 10.75%, 9/19/2013		6,035,000	6,185,875
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		3,770,000	3,666,325
United Mexican States:
5.625%, 1/15/2017 (b)		3,195,000	3,225,352
Series A, 5.875%, 1/15/2014		6,225,000	6,436,650
Series A, 6.75%, 9/27/2034		662,000	711,650

Total Government & Agency Obligations (Cost $105,398,346)			105,692,560
Loan Participations and Assignments 7.3%
Senior Loans*** 6.8%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.957%, 4/2/2014		128,375	117,302
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.707%, 6/30/2013		221,039	210,263
Alltel Communication, Inc., Term Loan B1, LIBOR plus 2.75%, 5.957%, 5/15/2015		1,635,000	1,632,613
Aspect Software, Inc., Term Loan B, LIBOR plus 2.5%, 5.707%, 6/29/2011		437,103	408,145
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.457%, 4/11/2015		51,000	49,770

Term Loan B, LIBOR plus 3.25%, 6.457%, 4/11/2015	319,200	311,501
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	54,739	27,141
Term Loan, 9.719%, 5/1/2013	17,490	8,672
Term Loan B, 9.719%, 11/1/2013	540,709	268,102
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.207%, 3/6/2014	380,000	375,883
Term Loan B, LIBOR plus 3.25%, 6.457%, 4/27/2011	1,087,270	953,672
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 5.457%, 7/25/2014	33,944	32,164
Term Loan, LIBOR plus 2.25%, 5.457%, 7/25/2014	663,707	628,909
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.0%, 6.207%, 6/16/2013	598,473	592,489
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.707%, 10/10/2014	1,195,963	1,113,740
Term Loan B3, LIBOR plus 3.5%, 6.707%, 10/10/2014	1,855,675	1,731,465
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 6.207%, 12/16/2013	250,000	194,861
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/16/2013	124,058	113,513
Georgia-Pacific Corp., Term Loan B1, LIBOR plus 2.0%, 5.207%, 12/20/2012	530,000	501,650
Golden Nugget, 5.73%, 6/16/2014	230,000	144,900
Graphic Packaging International, Inc., Tern Loan, LIBOR plus 2.75%, 5.957%, 5/16/2014	530,000	513,143
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.207%, 3/26/2014	47,680	44,681
Term Loan B, LIBOR plus 2.0%, 5.207%, 3/26/2014	816,115	764,789
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	1,732,049	1,623,206
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.457%, 5/5/2013	205,371	177,292
Term Loan C2, LIBOR plus 2.25%, 5.457%, 5/5/2013	832,487	718,669
IASIS Healthcare LLC, 8.043%, 6/15/2014	311,293	273,938
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	53,667	47,763
Letter of Credit, 5.063%, 4/1/2014	15,333	13,647
Term Loan B, 5.063%, 4/1/2014	46,000	40,940
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.207%, 11/5/2014	49,750	48,710
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/30/2014	199,221	152,653
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	94,850	85,365
Term Loan B, 6.149%, 8/23/2014	94,850	85,365
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	142,913	137,579
Term Loan B, LIBOR plus 3.0%, 6.207%, 10/31/2014	459,262	442,121
Tribune Co., Term Loan B, 5.786%, 5/24/2014	405,900	280,883

		14,867,499
Sovereign Loans 0.5%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	1,215,000	1,092,042

Total Loan Participations and Assignments (Cost $16,917,434)		15,959,541

Preferred Securities 0.2%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	425,000	360,834
Xerox Capital Trust I, 8.0%, 2/1/2027	120,000	114,259

Total Preferred Securities (Cost $550,175)		475,093

	Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $339,704)	400,000	320,000

	Shares	Value ($)

Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

Total Common Stocks (Cost $87,834)		6,608
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	17,297
Industrials 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	350	0
Materials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	25	0

Total Warrants (Cost $0)		17,297
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	75,000	487
Series AI, 144A, 12.0%*	15,000	98

Total Convertible Preferred Stocks (Cost $12,580)		585
Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 2.65% (f) (g) (Cost $22,304,741)	22,304,741	22,304,741
Cash Equivalents 1.6%
Cash Management QP Trust, 2.44% (f) (Cost $3,487,928)	3,487,928	3,487,928
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $300,575,655) †	132.4	288,936,380
Other Assets and Liabilities, Net	(9.3)	(20,263,284)
Notes Payable	(23.1)	(50,500,000)

Net Assets	100.0	218,173,096

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

**

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
American Color Graphics, Inc.	10.0%	6/15/2010	370,000	USD	273,644	66,600
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	296,250
Quebecor World, Inc.	9.75%	1/15/2015	205,000	USD	206,950	92,250
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	113
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	USD	547,250	233,600
					1,500,062	688,813
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate These securities are shown at their current rate as of August 31, 2008.

†

The cost for federal income tax purposes was $302,936,753. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $14,000,373. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,248,563 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,248,936.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $21,574,570 which is 9.9% of net assets.
(c)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At August 31, 2008, the Fund had unfunded loan commitments of $33,830 which could be extended at the option of the borrower, pursuant to the following loan agreement:
		Unfunded Loan			Unrealized
Borrower		Commitment ($)		Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015		33,830		33,180	(650)

At August 31, 2008, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	200,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(4,175)
10/23/2007 12/20/2008	440,000[2]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(9,461)
10/4/2007 12/20/2008	200,000[3]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(2,816)
10/5/2007 12/20/2008	125,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(1,740)
10/23/2007 12/20/2008	435,000[2]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(5,715)
11/21/2007 12/20/2008	220,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,235
2/19/2008 3/20/2009	665,000[4]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	6,135
2/26/2008 3/20/2009	515,000[4]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	7,805
10/13/2007 12/20/2009	230,000[4]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(38,705)
12/13/2007 12/20/2009	220,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(20,004)
11/5/2007 12/20/2012	6,000,000[1]	Fixed — 0.77%	Government of Russia, 7.5%, 3/21/2010	(116,538)
Total net unrealized depreciation				(183,979)

At August 31,2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/6/2008 6/20/2013	240,000[4]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	20,184

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Morgan Stanley Co., Inc.
3	The Goldman Sachs & Co.
4	Merrill Lynch & Co., Inc.

As of August 31, 2008, the Fund had the following open forward foreign exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	2,171,300	USD	3,324,586	9/18/2008	142,153
EUR	87,900	USD	128,991	9/18/2008	157
Total unrealized appreciation					142,310

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 25,792,669	$ -
Level 2	261,851,302	(22,135)
Level 3	1,292,409	-
Total	$ 288,936,380	$ (22,135)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at August 31, 2008.

Investments in Securities
Balance as of December 1, 2007	$ 440,173
Total realized gain (loss)	1,436
Change in unrealized appreciation (depreciation)	(186,814)
Amortization Premium/Discount	2,472
Net purchases (sales)	695,142
Net transfers in (out) of Level 3	340,000
Balance as of August 31, 2008	$ 1,292,409

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008